Accrued Expenses (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accrued expenses [Abstract]
Salaries and payroll taxes	$ 35,239	$ 18,750
Reimbursable expenses	5,426	196
Consulting fees	10,000	18,574
Audit fees	50,000
Insurance	136,349
Rent	628
State income taxes	843
Royalty fees		35,000
Investment banking fees		45,000
Interest expense - convertible note		17,497
Other	16,060
Totals	$ 254,545	$ 135,017